(Loss)/Profit for the Year	12 Months Ended
Dec. 31, 2025
(Loss)/Profit for the Year [Abstract]
(LOSS)/PROFIT FOR THE YEAR
16.	(LOSS)/PROFIT FOR THE YEAR

(Loss)/profit for the year has been arrived at after charging:

	Year ended December 31,
	2025	2024	2023
Cost of inventories recognized as expenses	71,087,414	40,546,553	26,377,223
Amortization of software	1,410,081	938,979	-
Taxes and surcharges	4,485	2,440	6,996
Cost of sales	72,501,980	41,487,972	26,384,219

Depreciation of property, plant and equipment	242,114	285,019	286,334
Amortization of other intangible assets and ROU assets	3,454,657	1,798,388	-
Share-based compensation	9,478,350	147,000	-
Impairment of intangible assets	995,821	-	-